SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, value issued	$ 5,452		$ 5,452	$ 5,411
Shares issued (in shares)	54,520,325		54,520,325	54,110,584
Par value (in USD per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Treasury stock (in shares)	838,185		838,185	980,000
Treasury shares at cost (December 31, 2022: 838,185 shares repurchased (December 31, 2021: 980,000))	$ (8,082)		$ (8,082)	$ (9,449)
Treasury stock (in NOK and USD per share)			$ 9.64
Additional paid in capital	$ 1,203,407		$ 1,203,407	1,189,060
Options
Class of Stock [Line Items]
Stock compensation expense			$ 300	$ 0	$ 300
Share capital
Class of Stock [Line Items]
Maximum stock issue under ATM		$ 100,000
Shares issued (in shares)	409,741		409,741	0	0
Shares issued			$ 41	$ 0	$ 0
Additional paid in capital
Class of Stock [Line Items]
Shares issued			14,449	0	0
Distributed treasury shares			$ (433)	$ 0	$ 0